Rule 497(k)
File No. 333-176976

First Trust Exchange-Traded Fund III

(the “Trust”)

FIRST TRUST MERGER ARBITRAGE ETF

(the “Fund”)

Supplement To the Fund’s Prospectus, Summary Prospectus
and Statement of Additional Information

June 12, 2026

The changes to the Fund’s investment strategies, name and other related matters, previously announced on January 27, 2026, are expected to occur on or around June 23, 2026.

Please Keep this Supplement with your Fund Prospectus, Summary Prospectus and Statement of Additional Information for Future Reference